Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Robert Wong
Account Analyst
617-603-6445
robert.wong@usbank.com
Distribution Date
27-Mar-06
Determination Date 20-Mar-06 Accrual Periods: Begin End
Record Date - Physical Certificates 28-Feb-06 Libor Certificates 2/25/2006 3/26/2006
Record Date - non Physical Certificates 28-Feb-06
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A1 4.77063% $215,818,000.00 $215,818,000.00 $752,347.86 $857,989.85 $1,610,337.71 N/A N/A $215,065,652.14
A2 4.65063% $229,902,000.00 $229,902,000.00 $4,066,384.00 $890,990.95 $4,957,374.95 N/A N/A $225,835,616.00
A3 4.72063% $56,173,000.00 $56,173,000.00 $0.00 $220,976.62 $220,976.62 N/A N/A $56,173,000.00
A4 4.78063% $97,758,000.00 $97,758,000.00 $0.00 $389,454.02 $389,454.02 N/A N/A $97,758,000.00
A5 4.88063% $45,397,000.00 $45,397,000.00 $0.00 $184,638.30 $184,638.30 N/A N/A $45,397,000.00
M1 4.97063% $44,710,000.00 $44,710,000.00 $0.00 $185,197.39 $185,197.39 $0.00 $0.00 $44,710,000.00
M2 5.15063% $13,375,000.00 $13,375,000.00 $0.00 $57,408.06 $57,408.06 $0.00 $0.00 $13,375,000.00
M3 5.25063% $10,700,000.00 $10,700,000.00 $0.00 $46,818.12 $46,818.12 $0.00 $0.00 $10,700,000.00
M4 5.68063% $11,082,000.00 $11,082,000.00 $0.00 $52,460.62 $52,460.62 $0.00 $0.00 $11,082,000.00
M5 5.88063% $6,496,000.00 $6,496,000.00 $0.00 $31,833.81 $31,833.81 $0.00 $0.00 $6,496,000.00
M6 6.79251% $6,496,000.00 $6,496,000.00 $0.00 $37,247.14 $37,247.14 $0.00 $0.00 $6,496,000.00
M7 6.79251% $6,114,000.00 $6,114,000.00 $0.00 $36,075.81 $36,075.81 $0.00 $0.00 $6,114,000.00
M8 6.79251% $3,821,000.00 $3,821,000.00 $0.00 $22,545.91 $22,545.91 $0.00 $0.00 $3,821,000.00
M9 6.79251% $6,114,000.00 $6,114,000.00 $0.00 $36,075.81 $36,075.81 $0.00 $0.00 $6,114,000.00
B 6.79251% $4,586,000.00 $4,586,000.00 $0.00 $27,059.81 $27,059.81 $0.00 $0.00 $4,586,000.00
X 1.95162% $5,732,723.00 $5,732,723.00 $0.00 $1,242,979.59 $1,242,979.59 N/A N/A $5,732,723.00
P 0.00000% $100.00 $100.00 $0.00 $39,664.62 $39,664.62 N/A N/A $100.00
LT-R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $764,274,823.00 $764,274,823.00 $4,818,731.86 $4,359,416.43 $9,178,148.29 $0.00 $0.00 $759,456,091.14
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A1 32027NZX2 $1,000.00000000 $3.48602925 $3.97552498 $0.00000000 $996.51397075 LIBOR 4.58063%
A2 32027NZY0 $1,000.00000000 $17.68746683 $3.87552501 $0.00000000 $982.31253317
A3 32027NZZ7 $1,000.00000000 $0.00000000 $3.93385826 $0.00000000 $1,000.00000000
A4 32027NA27 $1,000.00000000 $0.00000000 $3.98385830 $0.00000000 $1,000.00000000
A5 32027NA35 $1,000.00000000 $0.00000000 $4.06719166 $0.00000000 $1,000.00000000
M1 32027NA43 $1,000.00000000 $0.00000000 $4.14219168 $0.00000000 $1,000.00000000
M2 32027NA50 $1,000.00000000 $0.00000000 $4.29219140 $0.00000000 $1,000.00000000
M3 32027NA68 $1,000.00000000 $0.00000000 $4.37552523 $0.00000000 $1,000.00000000
M4 32027NA76 $1,000.00000000 $0.00000000 $4.73385851 $0.00000000 $1,000.00000000
M5 32027NA84 $1,000.00000000 $0.00000000 $4.90052494 $0.00000000 $1,000.00000000
M6 32027NA92 $1,000.00000000 $0.00000000 $5.73385776 $0.00000000 $1,000.00000000
M7 32027NB26 $1,000.00000000 $0.00000000 $5.90052502 $0.00000000 $1,000.00000000
M8 32027NB34 $1,000.00000000 $0.00000000 $5.90052604 $0.00000000 $1,000.00000000
M9 32027NB42 $1,000.00000000 $0.00000000 $5.90052502 $0.00000000 $1,000.00000000
B 32027NB59 $1,000.00000000 $0.00000000 $5.90052551 $0.00000000 $1,000.00000000
X FF06FF2X $1,000.00000000 $0.00000000 $216.82184714 $0.00000000 $1,000.00000000
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates, Series 2006-FF2
STATEMENT TO CERTIFICATEHOLDERS

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Robert Wong
Account Analyst
617-603-6445
robert.wong@usbank.com
Distribution Date
27-Mar-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates, Series 2006-FF2
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A1 4.77063% $857,989.85 $0.00 $0.00 $0.00 $0.00 NA $857,989.85 $0.00
A2 4.65063% $890,990.95 $0.00 $0.00 $0.00 $0.00 NA $890,990.95 $0.00
A3 4.72063% $220,976.62 $0.00 $0.00 $0.00 $0.00 NA $220,976.62 $0.00
A4 4.78063% $389,454.02 $0.00 $0.00 $0.00 $0.00 NA $389,454.02 $0.00
A5 4.88063% $184,638.30 $0.00 $0.00 $0.00 $0.00 NA $184,638.30 $0.00
M1 4.97063% $185,197.39 $0.00 $0.00 $0.00 $0.00 $0.00 $185,197.39 $0.00
M2 5.15063% $57,408.06 $0.00 $0.00 $0.00 $0.00 $0.00 $57,408.06 $0.00
M3 5.25063% $46,818.12 $0.00 $0.00 $0.00 $0.00 $0.00 $46,818.12 $0.00
M4 5.68063% $52,460.62 $0.00 $0.00 $0.00 $0.00 $0.00 $52,460.62 $0.00
M5 5.88063% $31,833.81 $0.00 $0.00 $0.00 $0.00 $0.00 $31,833.81 $0.00
M6 6.88063% $36,770.13 $0.00 $477.01 $477.01 $0.00 $0.00 $37,247.14 $0.00
M7 7.08063% $34,607.84 $0.00 $1,467.97 $1,467.97 $0.00 $0.00 $36,075.81 $0.00
M8 7.08063% $21,628.49 $0.00 $917.42 $917.42 $0.00 $0.00 $22,545.91 $0.00
M9 7.08063% $34,607.84 $0.00 $1,467.97 $1,467.97 $0.00 $0.00 $36,075.81 $0.00
B 7.08063% $25,958.71 $0.00 $1,101.10 $1,101.10 $0.00 $0.00 $27,059.81 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Robert Wong
Account Analyst
617-603-6445
robert.wong@usbank.com
Distribution Date
27-Mar-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates, Series 2006-FF2
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Beginning Balance 1,000.00 Cumulative Recoveries 0.00
Deposits: Investment Income 0.00 Loans Became REO from immediately preceding month 0.00
Deposits: from waterfall 5,431.47 Amount of Advances required to be made by servicer 4,031,433.81
Withdrawal: Basis Risk Shortfalls 5,431.47 Amount of Advances actually made by servicer 4,031,433.81
Withdrawal: to the Supplemental Interest Account 0.00 Amount of Advance shortfall 0.00
Ending Balance 1,000.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Begininning Balance 1,000.00 Servicer remittance 18,624,485.25
Deposits: Investment Income 0.00 Net Funds from Basis Risk account 0.00
Deposits: Net Swap Payments to Trust 0.00 Net Payments to Trust from Swap Counterparty 0.00
Deposits: Net Swap Payments to Counterparty from Waterfall 0.00 18,624,485.25
Deposits: remaining amounts from Waterfall 1,242,979.59
Deposits: Excess funds from Basis Risk Reserve Account 0.00 Distributions (B):
Withdrawals 1,242,979.59 Trustee fee 0.00
Ending Balance 1,000.00 Credit Risk Manager Fee 6,368.95
Net Payments to Counterparty from Swap Trust 0.00
Total interest distributed 4,359,416.43
Substituted Mortgage Loans:
Total principal distributed 4,818,731.86
Scheduled Principal Balance Net Deposits to Basis Risk account 0.00
Deleted Mortgage Loan 0.00 9,184,517.24
Qualifying Substitute Mortgage Loan 0.00
(A) - (B): 9,439,968.01
ACCOUNT ACTIVITY

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Robert Wong
Account Analyst
617-603-6445
robert.wong@usbank.com
Distribution Date
27-Mar-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates, Series 2006-FF2
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 1,409,873.27 Senior Enhancement Percentage 15.699%
B) Ending Collateral Balance 759,456,091.14 Senior Enhancement Percentage for purposes of Stepdown 15.064%
C) Current Delinquency Rate (A/B) 0.186%
D) Rolling Three Month Delinquency Rate 0.186% The later of:
E) Cumulative Realized Losses 0.00 (x) March 2009 NO
F) Original Collateral Balance 764,274,823.00 (y) Distribution when Senior Enhancement % is NO
G) Cumulative Loss % ( E/F) 0.00% >= 31.200%
H) Applicable Cumulative Loss Limit % 100.00%
A Trigger Event will occur if either (1) or (2) is True:
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit
NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess available interest (A): 1,248,411.06
1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Overcollateralization:
3) Required Basis Risk Reserve Deposit to BRRF 5,431.47
Ending Overcollateralization Amount 5,732,823.00 4) to Supp Interest Trust - Swap Term Payments 0.00
Target Overcollateralization Amount 5,732,823.00 5) Remaining Amounts to X 0.00
Ending Overcollateralization deficiency amount 0.00 (B): 5,431.47
Overcollateralization release amount 0.00
(A)-(B): 1,242,979.59
CREDIT ENHANCEMENT AND TRIGGERS

First Franklin Mortgage Loan Trust 2006-FF2
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
764,274,823.00 255,708,468.35 508,566,354.65
Less: Principal Remittance
4,818,731.86 752,347.86 4,066,384.00
Plus: Negative Amortization
0.00 0.00 0.00
Plus: Draws (If Applicable)
0.00 0.00 0.00
Less: Net Realized Losses
0.00 0.00 0.00
Ending Balance
759,456,091.14 254,956,120.49 504,499,970.65
PRINCIPAL REMITTANCE:
Scheduled Principal
209,687.89 66,495.07 143,192.82
Prepayments
4,588,129.08 678,899.27 3,909,229.81
Curtailments
20,914.89 6,953.52 13,961.37
Net Liquidation Proceeds
0.00 0.00 0.00
Repurchase Principal
0.00 0.00 0.00
Total Principal Remittance (A)
4,818,731.86 752,347.86 4,066,384.00
INTEREST REMITTANCE:
Gross Interest
4,644,569.02 1,577,529.45 3,067,039.57
Less: Total Retained Fees
318,448.26 106,545.37 211,902.89
Less: Deferred Interest
0.00 0.00 0.00
Less: Relief Act Interest Shortfall
0.00 0.00 0.00
Less: Net Prepayment Interest Shortfall
0.00 0.00 0.00
Less: Net Nonrecoverable Advances
0.00 0.00 0.00
Less: Interest Loss
0.00 0.00 0.00
Net Interest Remittance From Servicer(s) (B)
4,326,120.76 1,470,984.08 2,855,136.68
Prepayment Premiums (C)
39,664.62 16,007.43 23,657.19
Other Funds (D)
0.00 0.00 0.00
REMITTANCE TO TRUST (A+B+C+D):
18,690,001.04
15,434,331.43
3,255,669.61
OTHER INFORMATION:
Beginning Loan Count
3,344 1,519 1,825
Ending Loan Count
3,329 1,516 1,813
Ending Pool Factor
0.00 0.00 0.00
Weighted Average Coupon
7.29251% 7.40310% 7.23691%
Weighted Average Net Coupon
6.79251% 6.90310% 6.73691%
Weighted Average Maximum Net Coupon
12.07731% 12.19987% 12.01568%
Liquidated Loans - Balance
0.00 0.00 0.00
Negative Amortization - Count
0.00 0.00 0.00
Negative Amortization - Balance
0.00 0.00 0.00
Substitution In Loans
0.00 0.00 0.00
Substitution Out Loans
0.00 0.00 0.00
Substitution Adjustment - Principal
0.00 0.00 0.00
Loans w/ Prepayment Penalties - Balance
0.00 0.00 0.00
Loans w/ Prepayment Penalties - Count
0.00 0.00 0.00
Repurchase Loans - Count
0.00 0.00 0.00
NON-RETAINED FEES:
Excess Servicing Fee
0.00 0.00 0.00
RETAINED FEES:
Servicing Fee
318,448.26 106,545.37 211,902.89
LPMI
0.00 0.00 0.00
Special Servicing Fee
0.00 0.00 0.00
Additional Master Servicing Fee
0.00 0.00 0.00
Backup Servicing Fee
0.00 0.00 0.00
Supplemental Insurance Fee
0.00 0.00 0.00
3/27/2006

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package*
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report, or may change its format, at any time and without notice to any Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Lehman Brothers Holding Inc.
Aurora Loan Services LLC
March 25, 2006
February 28, 2006
February 01, 2006
1
Payment Date Statement
2
Mortgage Loan Characteristics
3
Delinquency
4
Delinquency History
5
CPR/CDR History
6
Bankruptcy Loan Detail
7
Foreclosure Loan Detail
8
REO Loan Detail
9
Prepayment & Liquidation Loan Detail
10
Material Modifications, Extentions, Waivers
11
Material Breaches
03/24/2006 5:12 pm
Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 100K
612 45,617,346.46 6.01% 341 26,020,961.19 10.21% 271 19,596,385.27 3.88%
100K to 200K
1,311 192,654,018.68 25.37% 739 108,894,601.53 42.71% 572 83,759,417.15 16.60%
200K to 300K
679 166,923,818.30 21.98% 309 75,476,493.64 29.60% 370 91,447,324.66 18.13%
300K to 400K
303 104,165,360.06 13.72% 116 39,913,989.65 15.66% 187 64,251,370.41 12.74%
400K to 500K
162 72,121,900.54 9.50% 11 4,650,074.48 1.82% 151 67,471,826.06 13.37%
500K to 600K
126 68,241,620.78 8.99% 0 0.00 0.00% 126 68,241,620.78 13.53%
600K to 700K
50 32,265,792.87 4.25% 0 0.00 0.00% 50 32,265,792.87 6.40%
700K to 800K
30 22,362,726.26 2.94% 0 0.00 0.00% 30 22,362,726.26 4.43%
800K to 900K
22 18,652,691.07 2.46% 0 0.00 0.00% 22 18,652,691.07 3.70%
900K to 1000K
11 10,559,865.86 1.39% 0 0.00 0.00% 11 10,559,865.86 2.09%
1000K to 1100K
8 8,270,963.76 1.09% 0 0.00 0.00% 8 8,270,963.76 1.64%
1100K to 1200K
9 10,344,458.12 1.36% 0 0.00 0.00% 9 10,344,458.12 2.05%
1200K to 1300K
6 7,275,528.38 0.96% 0 0.00 0.00% 6 7,275,528.38 1.44%
Total
3,329
759,456,091.14
100.00%
1,516
254,956,120.49
100.00%
1,813
504,499,970.65
100.00%
MORTGAGE LOAN CHARACTERISTIC
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
Group 1
Group 2
0K to 100K 100K to 200K 200K to 300K 300K to 400K 400K to 500K 500K to 600K 600K to 700K 700K to 800K 800K to 900K
900K to 1000K 1000K to 1100K 1100K to 1200K 1200K to 1300K
Balance
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.50% - 4.99%
1 96,173.71 0.01% 0 0.00 0.00% 1 96,173.71 0.02%
5.00% - 5.49%
6 1,838,555.22 0.24% 3 730,281.23 0.29% 3 1,108,273.99 0.22%
5.50% - 5.99%
78 24,666,387.19 3.25% 34 7,278,807.85 2.85% 44 17,387,579.34 3.45%
6.00% - 6.49%
218 65,133,101.30 8.58% 80 15,230,625.59 5.97% 138 49,902,475.71 9.89%
6.50% - 6.99%
739 210,663,432.47 27.74% 309 56,787,166.25 22.27% 430 153,876,266.22 30.50%
7.00% - 7.49%
644 141,752,071.35 18.66% 316 51,250,787.50 20.10% 328 90,501,283.85 17.94%
7.50% - 7.99%
920 194,223,561.42 25.57% 427 73,504,251.21 28.83% 493 120,719,310.21 23.93%
8.00% - 8.49%
360 64,259,472.28 8.46% 172 25,875,464.00 10.15% 188 38,384,008.28 7.61%
8.50% - 8.99%
281 43,945,775.63 5.79% 135 18,906,429.66 7.42% 146 25,039,345.97 4.96%
9.00% - 9.49%
58 10,021,726.72 1.32% 27 3,769,771.62 1.48% 31 6,251,955.10 1.24%
9.50% - 9.99%
22 2,727,935.78 0.36% 12 1,554,535.58 0.61% 10 1,173,400.20 0.23%
10.00% - 10.49%
2 127,898.07 0.02% 1 68,000.00 0.03% 1 59,898.07 0.01%
Total
3,329
759,456,091.14
100.00%
1,516
254,956,120.49
100.00%
1,813
504,499,970.65
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Margin: 7.40%
Group 2 Weighted Average Margin: 7.23%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.00% - 4.99%
8 2,807,748.66 0.42% 3 683,000.00 0.30% 5 2,124,748.66 0.48%
5.00% - 5.99%
2,118 552,201,043.49 82.61% 975 170,571,391.94 75.81% 1,143 381,629,651.55 86.06%
6.00% - 6.99%
580 108,520,922.39 16.24% 329 51,229,925.10 22.77% 251 57,290,997.29 12.92%
7.00% - 7.99%
33 4,897,773.44 0.73% 21 2,518,477.25 1.12% 12 2,379,296.19 0.54%
Total
2,739
668,427,487.98
100.00%
1,328
225,002,794.29
100.00%
1,411
443,424,693.69
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.55%
Group 2 Weighted Average Margin: 5.34%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.99%
63 21,533,159.50 3.22% 29 6,379,351.47 2.84% 34 15,153,808.03 3.42%
6.00% - 6.99%
846 253,479,147.03 37.92% 348 63,696,005.05 28.31% 498 189,783,141.98 42.80%
7.00% - 7.99%
1,293 295,948,757.16 44.28% 654 110,572,357.25 49.14% 639 185,376,399.91 41.81%
8.00% - 8.99%
476 86,596,716.49 12.96% 261 39,353,023.42 17.49% 215 47,243,693.07 10.65%
9.00% - 9.99%
61 10,869,707.80 1.63% 36 5,002,057.10 2.22% 25 5,867,650.70 1.32%
Total
2,739
668,427,487.98
100.00%
1,328
225,002,794.29
100.00%
1,411
443,424,693.69
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.40%
Group 2 Weighted Average Lifetime Rate Floor: 7.19%
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
63 21,533,159.50 3.22% 29 6,379,351.47 2.84% 34 15,153,808.03 3.42%
12.00% - 12.99%
846 253,479,147.03 37.92% 348 63,696,005.05 28.31% 498 189,783,141.98 42.80%
13.00% - 13.99%
1,293 295,948,757.16 44.28% 654 110,572,357.25 49.14% 639 185,376,399.91 41.81%
14.00% - 14.99%
476 86,596,716.49 12.96% 261 39,353,023.42 17.49% 215 47,243,693.07 10.65%
15.00% - 15.99%
61 10,869,707.80 1.63% 36 5,002,057.10 2.22% 25 5,867,650.70 1.32%
Total
2,739
668,427,487.98
100.00%
1,328
225,002,794.29
100.00%
1,411
443,424,693.69
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.40%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.19%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
2,739 668,427,487.98 100.00% 1,328 225,002,794.29 100.00% 1,411 443,424,693.69 100.00%
Total
2,739
668,427,487.98
100.00%
1,328
225,002,794.29
100.00%
1,411
443,424,693.69
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
2,739 668,427,487.98 100.00% 1,328 225,002,794.29 100.00% 1,411 443,424,693.69 100.00%
Total
2,739
668,427,487.98
100.00%
1,328
225,002,794.29
100.00%
1,411
443,424,693.69
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6 Month LIBOR
2,739 668,427,487.98 100.00% 1,328 225,002,794.29 100.00% 1,411 443,424,693.69 100.00%
Total
2,739
668,427,487.98
100.00%
1,328
225,002,794.29
100.00%
1,411
443,424,693.69
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
67 19,988,833.62 2.63% 31 7,184,660.33 2.82% 36 12,804,173.29 2.54%
Condominium
230 49,108,292.59 6.47% 114 18,061,864.98 7.08% 116 31,046,427.61 6.15%
Manufactured Housing
1 183,150.00 0.02% 0 0.00 0.00% 1 183,150.00 0.04%
Planned Unit Development
527 138,649,898.62 18.26% 216 38,010,351.30 14.91% 311 100,639,547.32 19.95%
Single Family
2,504 551,525,916.31 72.62% 1,155 191,699,243.88 75.19% 1,349 359,826,672.43 71.32%
Total
3,329
759,456,091.14
100.00%
1,516
254,956,120.49
100.00%
1,813
504,499,970.65
100.00%
Property Type
Type
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
2,299 520,236,737.29 68.50% 1,089 181,400,120.67 71.15% 1,210 338,836,616.62 67.16%
2006
1,030 239,219,353.85 31.50% 427 73,555,999.82 28.85% 603 165,663,354.03 32.84%
Total
3,329
759,456,091.14
100.00%
1,516
254,956,120.49
100.00%
1,813
504,499,970.65
100.00%
Year of Origination
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.0 - 19.9
4 246,808.17 0.03% 2 167,504.91 0.07% 2 79,303.26 0.02%
20.0 - 29.9
8 807,777.93 0.11% 4 377,258.80 0.15% 4 430,519.13 0.09%
30.0 - 39.9
17 2,646,812.75 0.35% 10 1,176,032.97 0.46% 7 1,470,779.78 0.29%
40.0 - 49.9
40 6,184,885.45 0.81% 26 4,989,749.78 1.96% 14 1,195,135.67 0.24%
50.0 - 59.9
85 14,856,074.01 1.96% 33 6,077,715.50 2.38% 52 8,778,358.51 1.74%
60.0 - 69.9
174 36,882,824.47 4.86% 72 13,821,748.49 5.42% 102 23,061,075.98 4.57%
70.0 - 79.9
520 116,429,453.17 15.33% 210 39,370,853.62 15.44% 310 77,058,599.55 15.27%
80.0 - 89.9
1,872 460,500,517.09 60.64% 812 129,499,927.15 50.79% 1,060 331,000,589.94 65.61%
90.0 - 99.9
609 120,900,938.10 15.92% 347 59,475,329.27 23.33% 262 61,425,608.83 12.18%
Total
3,329
759,456,091.14
100.00%
1,516
254,956,120.49
100.00%
1,813
504,499,970.65
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 81
Group 2 Weighted Average LTV: 80
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
51 5,532,652.25 0.73% 15 2,307,618.57 0.91% 36 3,225,033.68 0.64%
337 - 360
3,278 753,923,438.89 99.27% 1,501 252,648,501.92 99.09% 1,777 501,274,936.97 99.36%
Total
3,329
759,456,091.14
100.00%
1,516
254,956,120.49
100.00%
1,813
504,499,970.65
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 355
Group 2 Weighted Average Remaining Amortization Months: 355
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
52 5,659,866.60 0.75% 15 2,307,618.57 0.91% 37 3,352,248.03 0.66%
337 - 360
3,277 753,796,224.54 99.25% 1,501 252,648,501.92 99.09% 1,776 501,147,722.62 99.34%
Total
3,329
759,456,091.14
100.00%
1,516
254,956,120.49
100.00%
1,813
504,499,970.65
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 355
Group 2 Weighted Average Remaining Months: 355
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
51 5,532,652.25 0.73% 15 2,307,618.57 0.91% 36 3,225,033.68 0.64%
337 - 360
3,278 753,923,438.89 99.27% 1,501 252,648,501.92 99.09% 1,777 501,274,936.97 99.36%
Total
3,329
759,456,091.14
100.00%
1,516
254,956,120.49
100.00%
1,813
504,499,970.65
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 358
Group 2 Weighted Average Original Amortization Months: 359
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
52 5,659,866.60 0.75% 15 2,307,618.57 0.91% 37 3,352,248.03 0.66%
337 - 360
3,277 753,796,224.54 99.25% 1,501 252,648,501.92 99.09% 1,776 501,147,722.62 99.34%
Total
3,329
759,456,091.14
100.00%
1,516
254,956,120.49
100.00%
1,813
504,499,970.65
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 358
Group 2 Weighted Average Original Remaining Months: 359
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
30 3,466,235.21 0.46% 18 1,822,439.52 0.71% 12 1,643,795.69 0.33%
ARIZONA
94 18,468,973.57 2.43% 50 8,564,103.90 3.36% 44 9,904,869.67 1.96%
ARKANSAS
5 511,395.30 0.07% 3 297,403.95 0.12% 2 213,991.35 0.04%
CALIFORNIA
778 302,356,570.86 39.81% 272 68,655,160.37 26.93% 506 233,701,410.49 46.32%
COLORADO
77 16,428,592.39 2.16% 50 7,659,289.55 3.00% 27 8,769,302.84 1.74%
CONNECTICUT
13 3,510,815.82 0.46% 4 807,003.49 0.32% 9 2,703,812.33 0.54%
DELAWARE
3 638,843.79 0.08% 1 139,513.75 0.05% 2 499,330.04 0.10%
DISTRICT OF COLUMBIA
4 738,921.20 0.10% 3 612,351.97 0.24% 1 126,569.23 0.03%
FLORIDA
225 45,220,827.15 5.95% 79 12,812,357.21 5.03% 146 32,408,469.94 6.42%
GEORGIA
98 16,339,135.83 2.15% 65 8,251,356.36 3.24% 33 8,087,779.47 1.60%
IDAHO
11 1,164,842.31 0.15% 7 748,016.83 0.29% 4 416,825.48 0.08%
ILLINOIS
227 43,197,213.16 5.69% 96 16,050,145.48 6.30% 131 27,147,067.68 5.38%
INDIANA
49 5,130,979.82 0.68% 22 1,817,490.50 0.71% 27 3,313,489.32 0.66%
IOWA
21 1,937,747.30 0.26% 6 601,038.77 0.24% 15 1,336,708.53 0.26%
KANSAS
7 522,430.54 0.07% 3 202,458.84 0.08% 4 319,971.70 0.06%
KENTUCKY
44 4,922,506.83 0.65% 23 2,613,160.94 1.02% 21 2,309,345.89 0.46%
LOUISIANA
8 881,981.20 0.12% 6 532,032.33 0.21% 2 349,948.87 0.07%
MAINE
9 1,474,132.54 0.19% 5 932,427.03 0.37% 4 541,705.51 0.11%
MARYLAND
92 22,748,804.09 3.00% 48 9,947,755.35 3.90% 44 12,801,048.74 2.54%
MASSACHUSETTS
57 13,404,168.54 1.76% 35 6,910,467.20 2.71% 22 6,493,701.34 1.29%
MICHIGAN
101 13,289,452.03 1.75% 49 5,811,615.35 2.28% 52 7,477,836.68 1.48%
MINNESOTA
82 15,785,070.29 2.08% 48 8,557,013.77 3.36% 34 7,228,056.52 1.43%
MISSISSIPPI
3 380,871.76 0.05% 1 79,200.00 0.03% 2 301,671.76 0.06%
MISSOURI
64 8,001,301.73 1.05% 31 3,719,410.91 1.46% 33 4,281,890.82 0.85%
MONTANA
1 140,000.00 0.02% 1 140,000.00 0.05% 0 0.00 0.00%
NEBRASKA
3 253,982.50 0.03% 1 61,419.96 0.02% 2 192,562.54 0.04%
NEVADA
104 25,284,142.15 3.33% 50 9,528,846.62 3.74% 54 15,755,295.53 3.12%
NEW HAMPSHIRE
9 1,826,009.73 0.24% 7 1,323,445.42 0.52% 2 502,564.31 0.10%
NEW JERSEY
62 16,159,066.47 2.13% 27 6,633,844.25 2.60% 35 9,525,222.22 1.89%
NEW MEXICO
5 891,876.60 0.12% 2 447,436.49 0.18% 3 444,440.11 0.09%
NEW YORK
105 31,779,808.27 4.18% 24 4,109,269.42 1.61% 81 27,670,538.85 5.48%
NORTH CAROLINA
80 13,472,735.76 1.77% 47 6,617,444.40 2.60% 33 6,855,291.36 1.36%
NORTH DAKOTA
1 35,881.65 0.00% 0 0.00 0.00% 1 35,881.65 0.01%
OHIO
154 18,978,818.98 2.50% 85 9,379,342.50 3.68% 69 9,599,476.48 1.90%
OKLAHOMA
9 1,114,739.02 0.15% 3 407,652.37 0.16% 6 707,086.65 0.14%
OREGON
54 9,802,079.50 1.29% 35 5,559,236.89 2.18% 19 4,242,842.61 0.84%
PENNSYLVANIA
60 8,443,667.73 1.11% 26 3,361,023.62 1.32% 34 5,082,644.11 1.01%
RHODE ISLAND
19 3,700,214.83 0.49% 13 2,619,286.31 1.03% 6 1,080,928.52 0.21%
SOUTH CAROLINA
33 4,375,310.25 0.58% 16 1,744,333.21 0.68% 17 2,630,977.04 0.52%
SOUTH DAKOTA
2 294,838.98 0.04% 1 178,500.00 0.07% 1 116,338.98 0.02%
TENNESSEE
56 6,152,365.81 0.81% 36 3,353,293.81 1.32% 20 2,799,072.00 0.55%
TEXAS
186 24,717,832.65 3.25% 57 5,403,545.59 2.12% 129 19,314,287.06 3.83%
UTAH
83 14,016,098.88 1.85% 59 8,676,686.22 3.40% 24 5,339,412.66 1.06%
VERMONT
1 153,315.66 0.02% 0 0.00 0.00% 1 153,315.66 0.03%
VIRGINIA
39 9,491,451.28 1.25% 21 3,811,926.42 1.50% 18 5,679,524.86 1.13%
WASHINGTON
87 17,430,341.09 2.30% 44 8,841,784.14 3.47% 43 8,588,556.95 1.70%
WEST VIRGINIA
7 755,081.58 0.10% 2 148,250.45 0.06% 5 606,831.13 0.12%
WISCONSIN
67 9,664,618.51 1.27% 34 4,466,339.03 1.75% 33 5,198,279.48 1.03%
Total
3,329
759,456,091.14
100.00%
1,516
254,956,120.49
100.00%
1,813
504,499,970.65
100.00%
Geographic Distribution by State
State
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
ILLINOIS
FLORIDA
MARYLAND
NEVADA
OHIO
WASHINGTON
UTAH
ARIZONA
MINNESOTA
GEORGIA
COLORADO
MASSACHUSETTS
NEW JERSEY
NORTH CAROLINA
MICHIGAN
OREGON
TEXAS
WISCONSIN
NEW YORK
VIRGINIA
MISSOURI
PENNSYLVANIA
TENNESSEE
RHODE ISLAND
KENTUCKY
ALABAMA
INDIANA
SOUTH CAROLINA
NEW HAMPSHIRE
MAINE
CONNECTICUT
IDAHO
DISTRICT OF
COLUMBIA
IOWA
LOUISIANA
NEW MEXICO
OKLAHOMA
ARKANSAS
KANSAS
SOUTH DAKOTA
WEST VIRGINIA
MONTANA
DELAWARE
MISSISSIPPI
NEBRASKA
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
CALIFORNIA
FLORIDA
NEW YORK
ILLINOIS
TEXAS
NEVADA
MARYLAND
ARIZONA
OHIO
NEW JERSEY
COLORADO
WASHINGTON
GEORGIA
MICHIGAN
MINNESOTA
NORTH CAROLINA
MASSACHUSETTS
VIRGINIA
UTAH
WISCONSIN
PENNSYLVANIA
MISSOURI
OREGON
INDIANA
TENNESSEE
CONNECTICUT
SOUTH CAROLINA
KENTUCKY
ALABAMA
IOWA
RHODE ISLAND
OKLAHOMA
WEST VIRGINIA
MAINE
NEW HAMPSHIRE
DELAWARE
NEW MEXICO
IDAHO
LOUISIANA
KANSAS
MISSISSIPPI
ARKANSAS
NEBRASKA
VERMONT
DISTRICT OF
COLUMBIA
SOUTH DAKOTA
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 2
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,315
754,282,645.13
99.32%
754,462,151.99
10
3,763,572.74
0.50%
3,764,987.08
4
1,409,873.27
0.19%
1,410,150.00
3,329
759,456,091.14
759,637,289.07
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,315
754,282,645.13
99.32%
754,462,151.99
10
3,763,572.74
0.50%
3,764,987.08
4
1,409,873.27
0.19%
1,410,150.00
3,329
759,456,091.14
100.00%
759,637,289.07
All Groups
Current
30 - 59 days
60 - 89 days
Current 99.3%
30 - 59 days 0.5%
60 - 89 days 0.2%
Total: 100.0%
Current
30 - 59 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,513
254,289,608.49
99.74%
254,345,870.89
3
666,512.00
0.26%
666,512.00
1,516
254,956,120.49
255,012,382.89
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,513
254,289,608.49
99.74%
254,345,870.89
3
666,512.00
0.26%
666,512.00
1,516
254,956,120.49
100.00%
255,012,382.89
Group 1
Current
30 - 59 days
Current 99.7%
30 - 59 days 0.3%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,802
499,993,036.64
99.11%
500,116,281.10
7
3,097,060.74
0.61%
3,098,475.08
4
1,409,873.27
0.28%
1,410,150.00
1,813
504,499,970.65
504,624,906.18
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,802
499,993,036.64
99.11%
500,116,281.10
7
3,097,060.74
0.61%
3,098,475.08
4
1,409,873.27
0.28%
1,410,150.00
1,813
504,499,970.65
100.00%
504,624,906.18
Group 2
Current
30 - 59 days
60 - 89 days
Current 99.1%
30 - 59 days 0.6%
60 - 89 days 0.3%
Total: 100.0%
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
10 3,763,572.74 72.75% 4 1,409,873.27 27.25%
14
5,173,446.01
TOTAL
10
3,763,572.74
72.75%
4
1,409,873.27
27.25%
14
5,173,446.01
100.00%
All Groups
30 - 59 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
3 666,512.00 100.00%
3
666,512.00
TOTAL
3
666,512.00
100.00%
3
666,512.00
100.00%
Group 1
30 - 59 days
60 - 89 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
7 3,097,060.74 68.72% 4 1,409,873.27 31.28%
11
4,506,934.01
TOTAL
7
3,097,060.74
68.72%
4
1,409,873.27
31.28%
11
4,506,934.01
100.00%
Group 2
59.86
27.25
12.88
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 2
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
12.88
87.12
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
March 2006
Count
Balance ($)
30 - 59 days
10 3,763,572.74
60 - 89 days
4 1,409,873.27
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
06
Balance ($)
60 - 89 days
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
March 2006
Count
Balance ($)
30 - 59 days
3 666,512.00
Group 1
DELINQUENCY HISTORY REPORT - SIX MONTHS
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
Balance ($)
30 - 59 days
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
March 2006
Count
Balance ($)
30 - 59 days
7 3,097,060.74
60 - 89 days
4 1,409,873.27
Group 2
DELINQUENCY HISTORY REPORT - SIX MONTHS
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
Balance ($)
60 - 89 days
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Group 2
Total
Current
Percentage
Amount ($)
3.17%
685,852.79
8.88%
3,923,191.18
7.00%
4,609,043.97
Life CPR
Percentage
Amount ($)
3.17% 8.88% 7.00%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
06
Group 1
Group 2
Total
Percentage
CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
06
Group 1
Group 2
Total
Percentage
CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
Group 1
Group 2
Total
Amount ($)
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
3 679,000.00 678,899.27 0.00 255,708,468.35
GROUP 2
12 3,914,210.00 3,909,229.81 0.00 508,566,354.65
TOTAL:
15
4,593,210.00
4,588,129.08
0.00
0.27%
99.73%
1
0.77%
99.23%
2
Prepayment Liquidation Beginning Balance
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
118215706 220,000.00 220,000.00 220,000.00 0.00 0.00 0.00 Voluntary PIF 02/17/2006 0.00 6.875%
0.000%
118576602 180,000.00 179,900.00 179,899.27 0.00 0.00 0.00 Voluntary PIF 02/16/2006 0.73 8.750%
0.000%
118583004 279,000.00 279,000.00 279,000.00 0.00 0.00 0.00 Voluntary PIF 02/21/2006 0.00 7.875%
0.000%
Total:
3
679,000.00
678,900.00
0.73
678,899.27
0.00
0.00
0.00
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
118211739 156,760.00 156,760.00 156,760.00 0.00 0.00 0.00 Voluntary PIF 02/16/2006 0.00 6.500%
0.000%
118212331 423,000.00 423,000.00 423,000.00 0.00 0.00 0.00 Voluntary PIF 02/14/2006 0.00 8.875%
0.000%
118214717 42,000.00 41,912.72 41,883.24 0.00 0.00 0.00 Voluntary PIF 02/14/2006 29.48 7.875%
0.000%
118217470 311,950.00 311,301.72 311,082.79 0.00 0.00 0.00 Voluntary PIF 02/27/2006 218.93 7.875%
0.000%
118218973 209,000.00 208,483.06 208,308.73 0.00 0.00 0.00 Voluntary PIF 02/22/2006 174.33 7.000%
0.000%
118226463 820,000.00 820,000.00 820,000.00 0.00 0.00 0.00 Voluntary PIF 02/22/2006 0.00 6.750%
0.000%
118229400 280,000.00 279,403.31 279,201.84 0.00 0.00 0.00 Voluntary PIF 02/10/2006 201.47 7.750%
0.000%
118233998 143,000.00 142,743.62 142,657.35 0.00 0.00 0.00 Voluntary PIF 02/02/2006 86.27 8.625%
0.000%
118234525 477,000.00 476,008.72 475,673.95 0.00 0.00 0.00 Voluntary PIF 02/02/2006 334.77 7.875%
0.000%
118573591 156,000.00 155,749.76 155,623.52 0.00 0.00 0.00 Voluntary PIF 02/09/2006 126.24 7.125%
0.000%
118581115 630,000.00 630,000.00 630,000.00 0.00 0.00 0.00 Voluntary PIF 02/10/2006 0.00 7.999%
0.000%
118581404 265,500.00 265,193.38 265,038.39 0.00 0.00 0.00 Voluntary PIF 02/28/2006 154.99 8.750%
0.000%
Total:
12
3,914,210.00
3,910,556.29
1,326.48
3,909,229.81
0.00
0.00
0.00
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
03/24/2006 5:12 pm

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF2
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
03/24/2006 5:12 pm